CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2025	May 21, 2025
Current assets
Cash and cash equivalents	$ 1,185,609	$ 0
Prepaid expenses	26,687	25,000
Total current assets	1,212,296	25,000
Investments held in Trust Account	230,585,241
Total Assets	231,797,537	70,282
Current Liabilities
Accrued offering costs	75,000	45,282
Accrued expenses	52,528	6,200
Total current liabilities	127,528	61,902
Deferred underwriting fee	9,200,000
Total Liabilities	9,327,528
Commitments (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,233
Accumulated deficit	(8,115,999)	(16,620)
Total Shareholders' Deficit	(8,115,232)	8,380
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	231,797,537	70,282
Class A ordinary shares
Shareholders' Deficit
Common shares value issued		0
Class A ordinary shares subject to possible redemption
Current Liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.03 per share	230,585,241
Class B ordinary shares
Shareholders' Deficit
Common shares value issued	$ 767	$ 767	[1],[2]

[1]	Includes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.